Note 15 - Pension Plan - Amounts Recognized in Balance Sheet (Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Present value of accumulated benefit obligation	$ (37,925)	$ (40,142)
Effect of future compensation increases	(1,049)	(2,226)
Present value of projected benefit obligation	(38,975)	(42,368)	$ (36,659)
Fair value of plan assets	37,177	38,813	$ 33,016
Net liability for pension benefits	$ (1,797)	$ (3,555)